Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Inventory [Line Items]
Inventory	$ 120,674	$ 77,175
Bunker inventory on board vessel
Disclosure Of Inventory [Line Items]
Inventory	93,700	55,700
Lube oils
Disclosure Of Inventory [Line Items]
Inventory	23,600	17,500
Trucks and spare parts to be converted into hydrotrucks for resale
Disclosure Of Inventory [Line Items]
Inventory	$ 3,400	$ 4,000